Document and Entity Information	Dec. 09, 2021
Details
Registrant CIK	0001533357
Document Type	8-K
Document Period End Date	Dec. 09, 2021
Entity Registrant Name	DEFENSE TECHNOLOGIES INTERNATIONAL CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-54851
Entity Tax Identification Number	99-0363802
Entity Address, Address Line One	2683 Via De La Valle
Entity Address, Address Line Two	Suite G418
Entity Address, City or Town	Del Mar
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92014
City Area Code	800
Local Phone Number	520-9485
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false